Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax

23.  Income tax

(i)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	BVI

Duowan BVI is exempted from income tax on its foreign-derived income in the BVI.

(iii)	Hong Kong profits tax

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong are not subject to any Hong Kong withholding tax.

23.  Income tax (continued)

(iv)	Singapore

The income tax provision of the Group in respect of its international operations in Singapore was calculated at the tax rate of 17% on the assessable profits, based on the existing legislation, interpretations and practices in respect thereof.

According to the Development and Expansion Incentive (the “Incentive”) pursuant to the provisions of Part IIIB of the Economic Expansion Incentives (Relief from Income Tax) Act, Chapter 86, corporations engaging in new high-value-added projects, expanding or upgrading their operations, or undertaking incremental activities after their pioneer period may apply for their profits to be taxed at a reduced rate of not less than 5% for an initial period of up to ten years. The total tax relief period for each qualifying project or activity is subject to a maximum of 40 years (inclusive of the post-pioneer relief period previously granted, if applicable).

Bigo Singapore applied for the Incentive and received approval in October 2018 and started to enjoy the beneficial tax rate of 5% as the Incentive for the years 2018 through 2022. Bigo Singapore applied for the renewal of Incentive qualification and received approval in December 2022 and is entitled to enjoy the beneficial tax rate from 2023 to 2025, and 10% for the years 2026 through 2027. Other Singapore entities were subject to 17% income tax for the periods reported.

Singapore announced that it will implement the Income Inclusion Rule (“IIR”) and a domestic minimum top-up tax starting on or after January 1, 2025. Given the complex nature of the legislation and the calculations, including the determination of the adjustments required under the Pillar Two Model Rules, the Group has accrued a provision for the top-up tax arising from the enacted legislation. The Group will continually assess the implications of such legislative changes in the jurisdictions where we operate.

(v)	Mainland China

The Company’s subsidiaries and VIEs in Mainland China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subject to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification in any year, the enterprise cannot enjoy the preferential tax rate in that year, and must instead use the regular 25% EIT rate.

Certain PRC subsidiaries and VIEs, including Guangzhou BaiGuoYuan and BaiGuoYuan Technology, etc. are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, most of the Company’s subsidiaries and VIEs successfully re-applied for the certificates when the prior ones expired.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deducting amount of the qualified research and development expenses was increased from 50% to 75%, effective from 2018 onwards, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). The additional tax deducting amount of the qualified research and development expenses have been increased from 75% to 100%, effective from 2023 onwards.

Qualified subsidiaries and VIEs of the Group claimed the Super Deduction in ascertaining the tax assessable profits for the periods reported.

23.  Income tax (continued)

(v)	Mainland China (continued)

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an Foreign Invested Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the Mainland China that are available for distribution to the Company as of December 31, 2024 and 2025 are approximately US$2,446,227 and US$2,567,541, respectively.

The Group has a plan to indefinitely reinvest its aggregate undistributed earnings and reserves and any future earnings in the PRC for use in the operation. Accordingly, no deferred tax liability on 10% withholding tax of aggregate undistributed earnings and reserves of the Company’s subsidiaries located in the PRC has been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2024 and 2025.

23.  Income tax (continued)

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Income (loss) before income tax expense
Singapore operations	166,966	257,005	202,988
Other operations	121,011	(484,521)	13,132
Total	287,977	(227,516)	216,120

Current income tax (expenses) benefit
Singapore operations	(23,049)	(23,688)	(20,022)
Other operations	(7,615)	2,221	3,955
Total	(30,664)	(21,467)	(16,067)

Deferred income tax benefit (expenses)
Singapore operations	109	(602)	(10,360)
Other operations	11,699	8,584	9,998
Total	11,808	7,982	(362)

Income tax (expenses) benefit
Singapore operations	(22,940)	(24,290)	(30,382)
Other operations	4,084	10,805	13,953
Total	(18,856)	(13,485)	(16,429)

The Company records annual income tax with regard to a number of tax jurisdictions, primarily Singapore. Certain jurisdictions in which the Group operates have implemented the Pillar Two Model Rules. The Company conducted an assessment of all jurisdictions in 2025. While we expect to meet transitional safe harbor requirements in most jurisdictions, there are a limited number of jurisdictions where we expect Pillar Two top - up taxes to apply. The income tax provision for the year ended December 31, 2025 includes the effects of Pillar Two taxes, resulting in an income tax expense of US$8.4 million. The Group is continuing to assess the impact of the Pillar Two Model Rules on its future financial performance.

23.  Income tax (continued)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	2023	2024

Singapore statutory income tax rate (*)	17.0%	17.0%
% Effect of tax holiday and preferential tax benefit	(7.0)%	16.1%
Effect of different tax rates available to different jurisdictions	(19.5)%	4.0%
Permanent differences (i)	14.9%	(26.6)%
Change in valuation allowance	10.1%	(26.8)%
Effect of Super Deduction available to the Group	(9.0)%	10.4%
Effective income tax rate	6.5%	(5.9)%

*:  As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.

(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows (in thousands, except percentages):

	For the year ended December 31,
	2025
	Amount	Percent
	US$
Statutory Rate:	36,740	17.0%
Foreign Tax Effects
British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Singapore	(35,451)	(16.4)%
Nontaxable or nondeductible items	21,420	9.9%
Others	2,472	1.1%
Cayman
Statutory tax rate difference between Cayman and Singapore	(21,123)	(9.8)%
Nontaxable or nondeductible items	21,420	9.9%
PRC
Statutory tax rate difference between PRC and Singapore	7,729	3.6%
Change in valuation allowance	(7,653)	(3.5)%
Nontaxable or nondeductible items	(6,885)	(3.2)%
Others	(1,335)	(0.6)%
Other jurisdictions	(874)	(0.4)%
Effect of cross-border tax laws	8,388	3.9%
Tax credits	(21,225)	(9.8)%
Change in valuation allowance	5,236	2.4%
Nontaxable or nondeductible items	6,065	2.8%
Other Adjustment	1,505	0.7%
Effective tax expense	16,429	7.6%

Note: For the year ended December 31,2025, income taxes paid amounted to US$ 27,963 in Singapore, and US$ 5,781 in other jurisdictions.

23.   Income tax (continued)

Deferred tax assets and liabilities

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2024 and 2025 are as follows:

	December 31,
	2024	2025
	US$	US$

Deferred tax assets:
Tax loss carried forward	235,362	286,103
Allowance for expected credit loss of receivable, accrued expense and others not currently deductible for tax purposes	32,441	34,918
Deferred revenue	1,507	1,430
Impairment of investment	2,922	2,988
Capitalized research and development expenses	15,025	28,051
Others	(85)	—
Valuation allowance (i)	(272,922)	(330,844)
Deferred tax assets, net	14,250	22,646

Deferred tax liabilities:
Related to the fair value changes of investments	12,015	15,179
Related to acquired intangible assets	38,089	31,324
Others	9,214	21,302
Deferred tax liabilities	59,318	67,805
Classification in the consolidated balance sheets:
Deferred tax assets, net	2,563	9,782
Deferred tax liabilities	47,631	54,941
(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was mainly provided for net operating loss carry forwards because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

23.  Income tax (continued)

Deferred tax assets and liabilities (continued)

Movement of valuation allowance

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Balance at beginning of the year	(242,051)	(224,130)	(272,922)
Additions	(31,733)	(60,805)	(98,692)
Reversals	49,654	12,013	40,770
Balance at end of the year	(224,130)	(272,922)	(330,844)

Tax loss carry forwards

As of December 31, 2025, total tax loss carry forwards of the Company’s subsidiaries and VIEs in the PRC amounted to US$797,347, which were mainly generated by non-HNTEs. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTEs. The tax losses of entities in the PRC will expire from 2026 to 2030, if not utilized except for those arose from HNTEs which will expired during the period from 2026 to 2035. The accumulated tax losses of subsidiaries incorporated in Hong Kong, Singapore and other countries, subject to the agreement of the relevant tax authorities, of US$83,153, US$541,802 and US$111,218, respectively, are allowed to be carried forward to offset against future taxable profits. Such carry forward of tax losses in Hong Kong and Singapore have no time limit.

In accordance with Singapore Tax Administration Law, the Singapore tax authorities generally have up to four years to claw back underpaid tax if the year of assessment is 2008 onwards. Accordingly, tax filings of the Group’s Singapore subsidiaries for tax years 2022 through 2025 remain subject to the review by the relevant Singapore tax authorities. There were no ongoing tax examinations as of December 31, 2025 by Singapore tax authorities.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. Accordingly, tax filings of the Group’s PRC subsidiaries and VIEs for tax years 2021 through 2025 remain subject to the review by the relevant PRC tax authorities. There were no ongoing tax examinations as of December 31, 2025 by PRC tax authorities.